Debt - Debt Securitizations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Apr. 30, 2025	Dec. 31, 2024	Nov. 30, 2024
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 11,194,548		$ 4,602,317
Aggregate principal amount	13,583,000		$ 7,811,000
January 2037 CLO Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	694,100
January 2037 CLO Notes | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount				$ 694,100
January 2037 CLO Subordinated Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	218,100
January 2037 CLO Subordinated Notes | Subordinated Debt
Debt Instrument [Line Items]
Principal Amount Outstanding				218,100
January 2037 Class A-1 CLO Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 399,000
Interest Rate	1.58%
January 2037 Class A-1 CLO Notes | Secured Debt
Debt Instrument [Line Items]
Principal Amount Outstanding				399,000
January 2037 Class A-2 CLO Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 35,000
Interest Rate	1.75%
January 2037 Class A-2 CLO Notes | Secured Debt
Debt Instrument [Line Items]
Principal Amount Outstanding				35,000
January 2037 Class B CLO Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 42,000
Interest Rate	1.85%
January 2037 Class B CLO Notes | Secured Debt
Debt Instrument [Line Items]
Principal Amount Outstanding				42,000
April 2038 CLO Debt
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 499,100
April 2038 CLO Debt | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount		$ 499,100
April 2038 Class A-1 CLO Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 210,000
Interest Rate	1.38%
April 2038 Class A-1 CLO Notes | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount		210,000
April 2038 Class A-1A CLO Loans
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 75,000
Interest Rate	1.38%
April 2038 Class A-1A CLO Loans | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount		75,000
April 2038 Class A-2 CLO Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 15,000
Interest Rate	1.60%
April 2038 Class A-2 CLO Notes | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount		15,000
April 2038 Class B CLO Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 50,000
Interest Rate	1.70%
April 2038 Class B CLO Notes | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount		50,000
April 2038 CLO Subordinated Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 149,100
April 2038 CLO Subordinated Notes | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount		$ 149,100
January 2039 CLO Debt
Debt Instrument [Line Items]
Principal Amount Outstanding	696,400
January 2039 CLO Debt | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount				696,400
January 2039 Class A-1 CLO Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 356,000
Interest Rate	1.40%
January 2039 Class A-1 CLO Notes | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount				356,000
January 2039 CLO Loans
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 50,000
Interest Rate	1.40%
January 2039 CLO Loans | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount				50,000
January 2039 Class A-2 CLO Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 28,000
Interest Rate	1.60%
January 2039 Class A-2 CLO Notes | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount				28,000
January 2039 Class B Senior Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 42,000
Interest Rate	1.75%
January 2039 Class B Senior Notes | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount				42,000
January 2039 Class C CLO Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 56,000
Interest Rate	2.00%
January 2039 Class C CLO Notes | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount				56,000
January 2039 CLO Subordinated Notes
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 164,400
January 2039 CLO Subordinated Notes | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount				$ 164,400
January 2037 CLO Secured Notes | Secured Debt
Debt Instrument [Line Items]
Principal Amount Outstanding	476,000
Total January 2039 CLO Secured Debt
Debt Instrument [Line Items]
Principal Amount Outstanding	$ 532,000